Note 25 - Post-employment and other employee benefit commitments - Equity Impact (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-employment and other employee benefit commitments Lien Items
Remeasurement, charges to equity	€ 140	€ 356	€ 135
Defined benefit plans - Impact On Equity [Member]
Post-employment and other employee benefit commitments Lien Items
Remeasurement, charges to equity	(40)	237	128
Post employent medical beneficts [Member]
Post-employment and other employee benefit commitments Lien Items
Remeasurement, charges to equity	€ 179	€ 119	€ 7